Exhibit 99.1

Nissan Auto Receivables 2018-B Owner Trust

Servicer’s Certificate

Collection Period	31-Jan-21	30/360 Days	30	Collection Period Start	1-Jan-21
Distribution Date	16-Feb-21	Actual/360 Days	32	Collection Period End	31-Jan-21
				Prior Month Settlement Date	15-Jan-21
				Current Month Settlement Date	16-Feb-21

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Pool Balance		1,128,824,647.21	334,594,194.20	315,403,844.29	0.302787
Yield Supplement Overcollaterization		87,155,232.17	14,648,912.94	13,437,319.88
Total Adjusted Pool Balance		1,041,669,415.04	319,945,281.26	301,966,524.41
Total Adjusted Securities		1,041,669,415.04	319,945,281.26	301,966,524.41	0.289887
Class A-1 Notes	2.35000%	225,000,000.00	0.00	0.00	0.000000
Class A-2a Notes	2.76000%	272,500,000.00	0.00	0.00	0.000000
Class A-2b Notes	0.22650%	75,000,000.00	0.00	0.00	0.000000
Class A-3 Notes	3.06000%	347,500,000.00	198,275,866.22	180,297,109.37	0.518841
Class A-4 Notes	3.16000%	80,000,000.00	80,000,000.00	80,000,000.00	1.000000
Certificates	0.00000%	41,669,415.04	41,669,415.04	41,669,415.04	1.000000

	Principal Payment	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	—	—
Class A-2a Notes	0.00	0.00	—	—
Class A-2b Notes	0.00	0.00	—	—
Class A-3 Notes	17,978,756.85	505,603.46	51.7374298	1.4549740
Class A-4 Notes	0.00	210,666.67	—	2.6333334
Certificates	0.00	0.00	—	—

Total Securities	17,978,756.85	716,270.13

I. COLLECTIONS

Interest:
Interest Collections				682,094.14
Repurchased Loan Proceeds Related to Interest				0.00

Total Interest Collections				682,094.14
Principal:
Principal Collections				18,962,364.08
Repurchased Loan Proceeds Related to Principal				0.00

Total Principal Collections				18,962,364.08
Recoveries of Defaulted Receivables				192,160.99

Total Collections				19,836,619.21

II. COLLATERAL POOL BALANCE DATA

			Number	Amount
Adjusted Pool Balance - Beginning of Period			28,492	319,945,281.26
Total Principal Payment				17,978,756.85

			27,727	301,966,524.41

Nissan Auto Receivables 2018-B Owner Trust

Servicer’s Certificate

III. DISTRIBUTIONS

Total Collections	19,836,619.21
Reserve Account Draw	0.00
Total Available for Distribution	19,836,619.21
1. Reimbursement of Advance	0.00
2. Servicing Fee:
Servicing Fee Due	278,828.50
Servicing Fee Paid	278,828.50
Servicing Fee Shortfall	0.00
3. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Interest Distributable Amount	0.00
Class A-1 Notes Monthly Interest Paid	0.00
Change in Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Interest on Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest Distributable Amount	0.00
Class A-2a Notes Monthly Interest Paid	0.00
Change in Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Interest on Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest Distributable Amount	0.00
Class A-2b Notes Monthly Interest Paid	0.00
Change in Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest Distributable Amount	505,603.46
Class A-3 Notes Monthly Interest Paid	505,603.46
Change in Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest Distributable Amount	210,666.67
Class A-4 Notes Monthly Interest Paid	210,666.67
Change in Class A-4 Notes Interest Carryover Shortfall	0.00

Nissan Auto Receivables 2018-B Owner Trust

Servicer’s Certificate

Total Note Monthly Interest
Total Note Monthly Interest Due		716,270.13
Total Note Monthly Interest Paid		716,270.13
Total Note Interest Carryover Shortfall		0.00
Change in Total Note Interest Carryover Shortfall		0.00
Total Available for Principal Distribution		18,841,520.58
4. Total Monthly Principal Paid on the Notes		17,978,756.85
Total Noteholders’ Principal Carryover Shortfall		0.00
Total Noteholders’ Principal Distributable Amount		17,978,756.85
Change in Total Noteholders’ Principal Carryover Shortfall		0.00
5. Total Monthly Principal Paid on the Certificates		0.00
Total Certificateholders’ Principal Carryover Shortfall		0.00
Total Certificateholders’ Principal Distributable Amount		0.00
Change in Total Certificateholders’ Principal Carryover Shortfall		0.00
Remaining Available Collections		862,763.73
Deposit from Remaining Available Collections to fund Reserve Account		0.00
Remaining Available Collections Released to Certificateholder		862,763.73

V. RESERVE ACCOUNT

Initial Reserve Account Amount		2,604,173.54
Required Reserve Account Amount		2,604,173.54
Beginning Reserve Account Balance		2,604,173.54
Deposit of Remaining Available Collections		0.00
Ending Reserve Account Balance		2,604,173.54
Required Reserve Account Amount for Next Period		2,604,173.54

VI. POOL STATISTICS

Weighted Average Coupon		2.45%
Weighted Average Remaining Maturity		28.43

	Amount	Number
Principal on Defaulted Receivables	227,985.83	15
Principal Recoveries of Defaulted Receivables	192,160.99

Monthly Net Losses	35,824.84
Pool Balance at Beginning of Collection Period	334,594,194.20
Net Loss Ratio for Third Preceding Collection Period	0.42%
Net Loss Ratio for Second Preceding Collection Period	0.42%
Net Loss Ratio for Preceding Collection Period	0.11%
Net Loss Ratio for Current Collection Period	0.13%
Four-Month Average Net Loss Ratio	0.27%
Cumulative Net Losses for all Periods	9,361,037.35

Nissan Auto Receivables 2018-B Owner Trust

Servicer’s Certificate

	Amount	Number	% of Receivables (EOP Balance)
Delinquent Receivables:
31-60 Days Delinquent	2,232,259.14	139	0.71%
61-90 Days Delinquent	627,284.35	37	0.20%
91-120 Days Delinquent	207,225.72	14	0.07%
More than 120 Days	0.00	0	0.00%

Total 31+ Days Delinquent Receivables:	3,066,769.21	190	0.97%
61+ Days Delinquencies as Percentage of Receivables (EOP):
Delinquency Ratio for Third Preceding Collection Period	0.25%	0.22%
Delinquency Ratio for Second Preceding Collection Period	0.26%	0.20%
Delinquency Ratio for Preceding Collection Period	0.29%	0.22%
Delinquency Ratio for Current Collection Period	0.26%	0.18%
Four-Month Average Delinquency Ratio	0.26%	0.21%
60 Day Delinquent Receivables	880,551.35
Delinquency Percentage	0.28%
Delinquency Trigger	4.90%
Does the Delinquency Percentage exceed the Delinquency Trigger?	No
Principal Balance of Extensions	2,088,414.49
Number of Extensions	131

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been a material change in practices with respect to charge-offs, collection and management of delinquent Receivables, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?

			NO

2. Have there been any material breaches of representations, warranties or covenants contained in the Receivables?			NO

3. Has there been an issuance of notes or other securities backed by the Receivables?			NO

4. Has there been a material change in the underwriting, origination or acquisition of Receivables?			NO